BANK LOANS	12 Months Ended
Dec. 31, 2025
Bank Loans
BANK LOANS

Note 11 — BANK LOANS

Bank loans consisted of the following:

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Short-term loans	700,000,000	100,000,000	637,755
Current portion of long-term loans	230,785,000	151,030,000	963,202
Long-term loans	175,452,000	24,422,000	155,752
Bank loans	1,106,237,000	275,452,000	1,756,709

Schedule of bank loans:

As of December 31, 2024	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY
Mizuho bank	400,000,000	June 30, 2025	1.2%	-
Mizuho bank	200,446,000	September 30, 2026	1.2%	-
Chikuho bank	100,000,000	April 30, 2025	0.9%	-
Saga bank	31,694,000	January 31, 2028	1.7%	-
Saga bank	100,000,000	March 31, 2025	1.0%	-
Saga bank	11,136,000	March 31, 2025	1.2%	-
Fukuoka bank	6,648,000	March 31, 2025	1.2%	-
Fukuoka bank	13,913,000	April 30, 2025	1.4%	-
Higashi Nihon bank	18,800,000	June 30, 2025	1.2%	-
Kita Kyushu bank	11,040,000	March 31, 2025	1.2%	-
Risona bank	112,560,000	March 31, 2027	1.4%	-
Mitsubishi UFJ bank	100,000,000	March 31, 2025	1.3%	-
Total bank loans	1,106,237,000
Total bank loans (US$)	7,029,529

As of December 31, 2025	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY
Mizuho Bank	91,114,000	September 30, 2026	1.7%	-
Saga Bank	21,698,000	January 31, 2028	1.9%	-
Risona Bank	62,640,000	March 31, 2027	1.9%	-
Mitsubishi UFJ Bank	100,000,000	March 31, 2026	1.8%	-
Total bank loans	275,452,000
Total bank loans (US$)	1,756,709

Interest expenses for the fiscal years ended December 31, 2024 and 2025 amounted to JPY12,512,123 and JPY12,643,607 ($80,635), respectively.

As of December 31, 2025, the Company’s future loan obligations according to the terms of the loan agreement were as follows:

	JPY	US$
2026	251,030,000	1,600,957
2027	22,716,000	144,872
2028	1,706,000	10,880
2029	-	-
2030	-	-
Thereafter	-	-
Total bank loans	275,452,000	1,756,709

The Company’s bank loan agreements contain covenants, which require compliance with financial ratios. As of December 31, 2024 and 2025, the Company was in compliance with all the financial covenants under its existing loan agreements.